Consolidated Statement of Operations and Comprehensive Loss - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Unrecognized pension and postretirement benefit costs - tax effect	$ 0	$ 8,449	$ 2,953